Business Acquisition - Additional Information (Detail) (BTL System, Inc, USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 25, 2011	Dec. 31, 2011
BTL System, Inc
Business Acquisition [Line Items]
Software	$ 480
Weighted Average Useful Life of Software	4 years
Net sales		0
Net loss		$ 135